Exhibit 99.3 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
526016		xxx	Calculated DSCR	1.13	1.91
717868		xxx	Calculated DSCR	1.77	1.32
510968		xxx	Originator Doc Type	Not Stated Not Verified	ALT DOC
697805		xxx	Primary Appraised Property Value	xxx	xxx